Convertible Notes Payable and Advisory Fee Liabilities (Details Textual) - USD ($)																						1 Months Ended									3 Months Ended					12 Months Ended
	Dec. 18, 2018	Dec. 01, 2018	Nov. 13, 2018	Nov. 13, 2018	Nov. 01, 2018	Oct. 20, 2018	Oct. 18, 2018	Oct. 17, 2018	Oct. 03, 2018	Jun. 19, 2018	Mar. 13, 2018	Mar. 07, 2018	Jan. 09, 2018	Jan. 03, 2018	Dec. 13, 2017	Dec. 07, 2017	Nov. 15, 2017	Nov. 09, 2017	Nov. 09, 2017	Oct. 05, 2017	Sep. 13, 2016	Nov. 18, 2018	Aug. 29, 2018	Jul. 20, 2018	Apr. 20, 2018	Jan. 31, 2018	Jan. 30, 2018	Nov. 28, 2017	Nov. 28, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 02, 2018	Nov. 02, 2018	Oct. 02, 2018	Sep. 18, 2018	Sep. 04, 2018	Sep. 02, 2018	Aug. 01, 2018	Jul. 02, 2018	Jun. 01, 2018	Oct. 19, 2017	Sep. 01, 2017	Mar. 28, 2017	Sep. 30, 2016
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Reserve shares of common stock																																																10,000
Advisory fee																																	$ 850,000			$ 850,000	$ 850,000
Payment of interest								$ 7,500
Payment of monthly principal and interest								62,500																$ 6,500
Accrued liabilities, current																															$ 965,584	$ 965,584	2,046,149			2,046,149	1,015,880
Amortization of debt discounts																															65,500				$ 214,422	773,741	737,640
Issued of stock																															68,232
Conversion of stock, amount																																				18,162,608
Principal amount								62,500																									5,568,566			5,568,566
Debt premium								$ 62,500																									1,380,175			1,380,175
Payment of convertible debt																																			377,000	$ 640,000
Debt discount maturity term																																				6 months
Debt instrument interest rate, percentage	12.00%						12.00%															12.00%																			12.00%	12.00%
Debt instrument fixed interest rate, percentage																							12.00%
Debt conversion, description	The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The note bears interest at 10%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The note (also discussed below) bears interest at 5% and matures in July 2019 and has a fixed discount conversion feature.	The note (also discussed below) bears interest at 5% and matures in July 2019 and has a fixed discount conversion feature.	The note bears interest at 10%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.		The note bears interest at 12%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at 50% discount to the lowest bid price over the 20 trading days prior to conversion notification.	The note bears interest at 10%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.													The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.														The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion.
Payment of issue costs
Common stock commitment fee																												335,938	335,938
Contingent shares issued																																			4,944,667		3,710,796
Debt conversion rate, description																							a) 70% of the share price on the date of the note; or b) 50% of the lowest bid price during the 30 trading days preceding the date of the notice of conversion. In connection with the issuance of this Note, the Company determined that the terms of the Note contain a conversion formula that caused variations in the conversion price resulting in the treatment of the conversion option as a bifurcated derivative to be accounted for at fair value.
Credit liability to capital																																		$ 18,604
Interest expense																															$ (465,052)				$ (720,076)	$ 3,534,083	$ 2,241,857
Gain on debt extinguishment				$ 71,700																											$ (14,057)	71,700				151,978
Common Stock [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Issued of stock, shares																															35,420,168
Issued of stock																															$ 3,542
Loans [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Additional advisory fees																																				$ 850,000
Advisory fee																																																		$ 850,000
Issued of stock, shares																																				539,204
Issued of stock																																				$ 850,000
Senior Secured Credit Facility [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Maximum borrowing amount																					$ 6,500,000
Convertible note, description																					The Convertible Note bears interest at a rate of 18% per annum, required monthly payments of $52,500 which is interest only starting on October 13, 2016 through February 13, 2017, and monthly payments, including interest and principal, of $298,341 starting on March 13, 2017 through maturity on March 13, 2018.
Interest rate at period end																					25.00%
Additional advisory fees																					$ 850,000
Reserve shares of common stock																					7,000,000
Payments of interest, line of credit facility																					$ 52,500
Advisory fee																																																	$ 1,200,000
Embedded conversion option as stock settled debt																														$ 617,647
Increase in interest rate, percentage																														25.00%
Payment of interest																																					279,940
Payment of monthly principal and interest											$ 298,341
Principal amount																					$ 3,500,000										6,206,391	6,206,391	5,568,566			5,568,566	3,500,000
Debt premium																															$ 1,495,057	$ 1,495,057	1,380,175			1,380,175	$ 617,647
Debt conversion, description																					(i) the Conversion Amount (the numerator); divided by (ii) 85% of the lowest of the daily volume weighted average price of the Company's common stock during the five business days immediately prior to the conversion date, which price shall be indicated in the conversion notice (the denominator) (the "Conversion Price").
Conversion rate																					85.00%
Revolving Credit Facility [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Remaining borrowing amount																																	4,085			4,085
Securities Purchase Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																										$ 7,250
Principal amount														$ 53,000												105,000							$ 28,538			$ 28,538
Debt premium																										71,538
Payment of convertible debt																										$ 95,000
Debt discount maturity term																										9 months
Debt conversion, description																										A conversion rate for any unpaid principal and interest at a 35% discount to the market price which is defined as the average of the two lowest trading prices (defined as the lower of the trading price or closing bid price) for the Company's common stock during the fifteen trading day period ending on the latest complete trading day prior to the date of conversion.
Securities purchase agreement term, description													The conversion rate is further reduced if the Company enters into any section 3(a)(9) or 3(a)(10) transactions under the Securities Act of 1933, as amended, if the terms of those transactions offer greater discounts on conversion prices or a longer look back period for determining the conversion rate and under certain other enumerated events, including if the conversion price is less than $.01 per share or if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). In addition, if the Company issues any shares of its common stock at less than the conversion price, Labrys is entitled to full ratchet anti-dilution in such event. No shares of Drone USA common stock can be issued to the extent Labrys would own more than 4.99% of the outstanding shares of the Company's common stock unless Labrys agrees to increase the ownership to 9.99%. The Company is required at all times to have authorized and reserved six times the number of shares that is actually issuable upon full conversion of the Note (based on the conversion price of the Note in effect from time to time). Initially, the Company must instruct its transfer agent to reserve 8,535,980 shares of its common stock. The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). The Company is entitled to prepay the Note between the issue date until 180 days from its issuance but not thereafter. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $57,885 with a charge to interest expense.
Debt conversion rate, description																										No shares of the Company's common stock can be issued to the extent Auctus would own more than 4.99% of the outstanding shares of the Company's common stock unless Auctus agrees to increase the ownership to 9.99%. The Company is required at all times to have authorized and reserved ten times the number of shares that is actually issuable upon full conversion of the Note (based on the conversion price of the Note in effect from time to time). The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). The Company is entitled to prepay the Note between the issue date until 180 days from its issuance but not thereafter. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $56,538 with a charge to interest expense. Auctus assessed a default penalty of $15,000 which along with $15,000 of additional debt premium was recorded on August 20, 2018.
Credit Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Maturity date, description														The Maturity Date is extended to January 13, 2019 (the "Extended Maturity Date") for replacement Note B, while the Note A maturity date remained at March 13, 2018 but was due as of March 2017 due to the principal and interest payment default discussed above. Notwithstanding anything contained in this Agreement to the contrary, all Obligations owing by the Company and all other Credit Parties under the Credit Agreement, First Replacement Note B, and all other Loan Documents shall be paid in full by the Extended Maturity Date as follows: $52,500 per month from January 13, 2018 to December 13, 2018 and the remaining principal and accrued interest on January 13, 2019. Interest payments made since the amendment have totaled $168,440 and are therefore not in accord with that amendment. However TCA has received payments under the 3(a)(10) settlement (below) totaling $308,100 during the year ended September 30, 2018.
Settlement Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Advisory fee														$ 2,050,000
Embedded conversion option as stock settled debt														3,500,000
Accrued interest														238,642
Principal amount														1,000,000
Investments received														$ 5,788,642
Securities purchase agreement term, description														Additionally, on the effective date, the amount due of $5,788,642 was split and apportioned into 2 separate and distinct replacement notes ("Replacement Note A" and "Replacement Note B"). Replacement Note A shall have a principal amount of $1,000,000 and Replacement Note B shall have a principal balance of $4,788,642, both of which shall be and remained secured by the original security agreements, the pledge agreements, the guarantee agreement and other applicable loan documents and both shall bear interest at 18% per annum. The default was not waived by this settlement agreement. The Company originally recorded a premium on stock settled debt of $617,647 on the $3,500,000, and subsequent to the settlement agreement recorded an additional premium on stock settled debt of $403,878 on the additional $2,288,642. The interest rate was amended to 12% effective June 12, 2018.
Debt conversion rate, description														(i) the Conversion Amount (the numerator); divided by (ii) 85% of the lowest of the daily volume weighted average price of the Company's common stock during the five business days immediately prior to the conversion date, which price shall be indicated in the conversion notice (the denominator) (the "Conversion Price").
Crown Bridge Partners, LLc [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																		$ 105,000	$ 105,000
Investments received																		75,500
Crown Bridge Partners, LLc [Member] | Securities Purchase Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																		67,030	67,030
Debt premium																		6,151	6,151
Livingston Asset Management Llc [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Convertible note, description																															The placement agent services amounted to $15,000 payable in the form of a convertible note which was assigned by Livingston (the "Scottsdale Note"). The Scottsdale Note matures six months from the date of issuance and shall accrue interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company's common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights.					The placement agent services amounted to $15,000 payable in the form of a convertible note which was assigned by Livingston (the "Scottsdale Note"). The Scottsdale Note matures six months from the date of issuance and shall accrue interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company's common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights.
Interest rate																	18.00%
Issued of stock, shares																															1,500,000					1,500,000
Issued of stock																	$ 10,000,000
Principal amount																											$ 1,000,000											$ 12,500	$ 12,500	$ 12,500			$ 12,500	$ 12,500	$ 12,500	$ 12,500
Debt premium																	21,428
Debt conversion rate, description												The Company entered into a placement agent and advisory agreement with Scottsdale Capital Advisors in connection with the Livingston liability purchase term sheet executed on November 15, 2017. The placement agent services fee amounted to $15,000 payable to Scottsdale Capital Advisors in the form of a convertible note. The note matures six months from the date of issuance and shall accrue interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company's common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $6,429 with a charge to interest expense. The note has not been converted and the principal balance is $15,000 with $1,659 of accrued interest at December 31, 2018.																			(i) a convertible note issued by the Company in the principal amount of $50,000 bearing interest of 10% per year to cover certain legal fees and other expenses of Livingston that matures in six months and is convertible into shares of our common stock at a 30% reduction off the lowest closing bid price for 20 trading days prior to the date of conversion, (ii) a convertible note subject to these same terms as the convertible note issued to Livingston payable to Scottsdale Capital Advisors in the principal amount of $15,000 as a placement agent fee and (iii) the right of Livingston to retain 30% of any negotiated reduction off the face amount of the liability the Company owes to such creditors. The Company has accounted for the convertible promissory notes as stock settled debt under ASC 480 and recorded a debt premium of $27,857 with a charge to interest expense.					The Company executed a Liability Purchase Term Sheet with Livingston Asset Management ("Livingston") under which Livingston agreed to purchase up to $10,000,000 that the Company owes to its creditors through direct purchase of the debts from the Company's creditors in return for a convertible note issued by the Company in the principal amount of $50,000 bearing interest of 10% per year to cover certain legal fees and other expenses of Livingston. The note matures in six months and is convertible into shares of our common stock at a 30% reduction off the lowest closing bid price for 20 trading days prior to the date of conversion. Livingston has the right to retain 30% of any negotiated reduction off the face amount of the liability the Company owes to such creditors. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $21,428 with a charge to interest expense. The note and accrued interest were fully converted as of September 30, 2018 for 18,162,608 common shares. Debt premium of $21,428 was charged to additional paid in capital.
Interest expense																	$ (6,429)
Settlement agreement, description																											The Company will issue free trading shares of its common stock under section 3(a)(10) of the Securities Act to Livingston in the amount of such judgment in a series of tranches so that Livingston will not own more than 9.99% of our outstanding shares per tranche. The parties reasonably estimate that the fair market value of the Settlement Shares to be received by Livingston is equal to approximately $1,666,667 which is based on a discount of 40%.
Securities shares issued																																	101,624,000			101,624,000
Proceeds of additional paid-in capital																															$ 45,320					$ 308,100
Debt premium credited to additional paid in capital																															30,618					204,989
Debt premium in convertible notes payable																															$ 646,580					$ 691,100
Tysadco Partners [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Issued of stock, shares										400,000
Debt conversion, description																																				The issuance settled the amounts due for June 21, 2018 through October 20, 2018.
Auctus Fund Llc [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																																	$ 105,000			$ 105,000
Debt default common stock par value, description																										In addition, if the Company issues any shares of its common stock at less than the conversion price, Auctus is entitled to full ratchet anti-dilution in such event. No shares of the Company's common stock can be issued to the extent Auctus would own more than 4.99% of the outstanding shares of the Company's common stock unless Auctus agrees to increase the ownership to 9.99%. The Company is required at all times to have authorized and reserved ten times the number of shares that is actually issuable upon full conversion of the Note (based on the conversion price of the Note in effect from time to time). The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). The Company is entitled to prepay the Note between the issue date until 180 days from its issuance but not thereafter. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $56,538 with a charge to interest expense.
Convertible Notes Payable [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Convertible note, description																															Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017 which has been extended to June 11, 2022, at which time all unpaid principal and interest is due.					Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017 which has been extended to June 11, 2022, at which time all unpaid principal and interest is due.
Convertible Notes Payable [Member] | Common Stock [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Convertible note, description																																				The Convertible Note is only convertible upon default or mutual agreement by both parties at a conversion rate of 85% of the lowest of the daily volume weighted average price of the Company's common stock during the 5 business days immediately prior to the conversion date.
Payment of interest																															$ 6,195,802					$ 6,085,830
Convertible Notes Payable [Member] | Power Up Lending Group Ltd [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Convertible note, description																				Power Up received a right of first refusal for the first nine months from the date of the Note to provide any debt or equity financing less than $150,000. The Note bears interest at 10% per annum and has a maturity date of July 15, 2018. The Note may be prepaid at a premium ranging from 112% to 137% depending on the length of time following the date of the Note. The Note is convertible after 180 days into shares of the Company's common stock at a discount of 35% of the average of the two lowest closing bid prices of Drone USA's common stock 15 days prior to the date of conversion and the maximum number of shares issued to Power Up may not exceed 4.99% of the issued and outstanding shares of the Company's common stock.
Principal amount																				$ 100,000
Debt premium																				53,846
Fees and expenses																				21,500
Investments received																				78,500
Gain on debt extinguishment																				$ 53,846
Others Convertible Debt [Member] | Ema Financial [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Reserve shares of common stock																6,802,000
Amortization of debt discounts																$ 79,000
Principal amount																105,000
Payment of convertible debt																3,650
Debt issuance cost																$ 20,200
Debt discount maturity term																12 months
Debt instrument interest rate, percentage																10.00%
Debt instrument fixed interest rate, percentage																24.00%
Debt conversion, description																No shares of the Company's common stock can be issued to the extent EMA Financial would own more than 4.99% of the outstanding shares of the Company's common stock.
Securities purchase agreement term, description																The terms of a Securities Purchase Agreement dated November 21, 2017.
Debt conversion rate, description																A conversion price which is the lower of (i) the closing sales price of the Company's common stock on the trading day immediately preceding the date of funding and (ii) a 35% discount to (a) the lowest sales price of the shares of the Company's common stock within a 20 day trading period including and immediately preceding the conversion date or (b) the lowest bid price on the conversion date, whichever is lower, and the conversion shares contain piggy-back registration rights. The conversion rate is further reduced under certain events, including if the closing sales price is less than $0.095 in which case the conversion rate is a 50% discount under the terms set forth above.
Debt instrument redemption, description																The Company is entitled to prepay the Note between the issue date until 180 days from its issuance at a premium of 135% of the unpaid principal and interest if paid within 90 days after the issue date and 150% thereafter.
Gain on debt extinguishment																$ 2,394,444
Other Convertible Debt [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Issued of stock, shares																												335,938
Other Convertible Debt [Member] | Crown Bridge Partners, LLc [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																			10,500
Principal amount																		$ 105,000	105,000											$ 122,500
Payment of convertible debt																			$ 37,970
Warrants to purchase of common stock shares																		100,000	100,000
Exercise price of warrants																		$ 0.35	$ 0.35
Payment of dividend face value																		$ 0.35	$ 0.35
Debt issuance cost																			$ 19,000
Debt discount maturity term																			12 months
Debt instrument interest rate, percentage																		10.00%	10.00%
Debt instrument fixed interest rate, percentage																		12.00%	12.00%
Debt instrument conversion price, description																			The conversion rate for any conversion of unpaid principal and interest under the Notes is at a 35% discount to the lowest market price of the shares of the Company's common stock within a 20 day trading period prior to the date of conversion to which an additional 10% discount will be added if the conversion price of the Company's common stock is less than $0.05 per share and no shares of the Company's common stock can be issued to the extent Crown Bridge would own more than 4.99% of the outstanding shares of the Company's common stock and the conversion shares contain piggy-back registration rights.
Debt default common stock par value, description																			The Note is subject to customary default provisions including an event of default if the bid price of the Company's common stock is less than its par value of $.0001 per share.
Warrants maturity term																			5 years
Debt conversion, description																			The Company is entitled to prepay the Note between 30 days after its issuance until 180 days from its issuance at amounts that increase from 112% of the prepayment amount to 137% of the prepayment amount depending on the length of time when prepayments are made. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $56,538 with a charge to interest expense.
Securities purchase agreement term, description																			The terms of a Securities Purchase Agreement dated October 25, 2017.
Other Convertible Debt [Member] | Labrys Fund LP [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Reserve shares of common stock																												6,198,049	6,198,049
Principal amount																												$ 107,500	$ 107,500
Payment of convertible debt																													$ 73,233
Debt discount maturity term																													9 months
Debt instrument interest rate, percentage																												10.00%	10.00%
Debt instrument fixed interest rate, percentage																												24.00%	24.00%
Debt conversion, description																													No shares of the Company's common stock can be issued to the extent Labrys would own more than 4.99% of the outstanding shares of the Company's common stock unless Labrys agrees to increase the ownership to 9.99%.
Securities purchase agreement term, description																													The terms of a Securities Purchase Agreement dated November 20, 2017.
Payment of issue costs																													$ 23,500
Common stock commitment fee																												335,938	335,938
Debt instrument penalty																													$ 15,000
Debt premium																												$ 57,885	$ 57,885
Debt conversion rate, description																													A conversion rate for any unpaid principal and interest at a 35% discount to the market price which is defined as the average of the two lowest trading prices (defined as the lower of the trading price or closing bid price) for the Company's common stock during the fifteen (15) trading day period ending on the latest complete trading day prior to the date of conversion. The conversion rate is further reduced if the Company enters into any section 3(a)(9) or 3(a)(10) transactions under the Securities Act of 1933, as amended, if the terms of those transactions offer greater discounts on conversion prices or a longer look back period for determining the conversion rate and under certain other enumerated events, including if the conversion price is less than $.01 per share or if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink).
Convertible Debt [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Payment of interest																															872,432					853,432
Convertible Debt [Member] | Common Stock [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Payment of interest																															$ 6,195,802
Convertible Debt [Member] | Morningview Financial, LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts															$ 7,500
Principal amount															82,500																		55,529			55,529
Debt premium															44,423
Payment of convertible debt															31,000
Debt issuance cost															$ 15,000
Debt discount maturity term															12 months
Debt instrument interest rate, percentage															12.00%
Debt instrument fixed interest rate, percentage															18.00%
Debt default common stock par value, description															The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company's Trading Price as that term is defined in the Note is less than $.0001 or if a money judgment, writ or similar process shall be entered or filed against the Company or any of its subsidiaries for more than $50,000, and shall remain unvacated, unbonded or unstayed for a period of 20 days unless otherwise consented to by the holder of the Note.
Debt conversion, description															No shares of the Company's common stock can be issued to the extent Morningview Financial would own more than 4.99% of the outstanding shares of the Company's common stock.
Debt conversion rate, description															A conversion rate for any unpaid principal and interest and a conversion price which is a 35% discount to the lowest sales price of the shares of the Company's common stock within a 20-day trading period including and immediately preceding the conversion date. The conversion rate is further reduced under certain events, including if the closing sales price is less than $0.05 in which case the conversion rate is a 45% discount under the terms set forth above.
Debt instrument redemption, description															The Company is entitled to prepay the Note between the issue date until 180 days from its issuance at a premium of 135% of the unpaid principal and interest
Gain on debt extinguishment															$ 16,692
Notes Payable, Other Payables [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																																	$ 17,500			$ 17,500
Principal amount																																															$ 250,000
Debt issuance cost						$ 10,000																			$ 10,000
Debt instrument interest rate, percentage																																															18.00%
Convertible Notes Payable One [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Convertible note, description																															Note 2 bears interest at an annual rate of 7% with a maturity date of December 31, 2017, at which time all unpaid principal and interest was due. On December 15, 2017, the due date of Note 2 was extended to July 2, 2018.					Note 2 bears interest at an annual rate of 7% with a maturity date of December 31, 2017, at which time all unpaid principal and interest was due. On December 15, 2017 the due date was extended to July 2, 2018 and then in July, 2018, the due date was extended to June 30, 2019.